BASIC AND DILUTED NET LOSS PER SHARE (Schedule of Basic Net Loss Per Share) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Numerator:
Net loss available to shareholders of ordinary shares, basic	$ (7,453)	$ (60,806)
Denominator:
Shares used in computing basic net loss per ordinary shares	42,689,375	41,384,895